Related Party Transactions	6 Months Ended
Jun. 30, 2019
Related Party Transactions [Abstract]
Related Party Transactions
8.	RELATED PARTY TRANSACTIONS
During the three and six months ended June 30, 2019 , transactions between the Company directors, officers and other related parties were related to compensation matters in the normal course of operations and are measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties.
Compensation paid to Executive Officers for the three and six months ended June 30, 2019 amounted to $446,911 and $961,163 compared to $323,487 and $918,112 for the three and six months ended June 30, 2018.

Officers and Directors of the Company control approximately 0.19% of the Company.

	June 30, 2019		December 31, 2018
	Number of Shares	%	Number of Shares	%
John Barker	32,714	0.11	31,714	0.15
Stephen Randall	22,993	0.07	21,643	0.10
David McNally	4,167	0.01	4,167	0.02
Bruce Wolff 1	—	—	7,610	0.03
John Schellhorn	294	0.00	294	0.00

Total	60,168	0.19	65,428	0.30

Common Shares Outstanding	31,150,237	100%	21,675,849	100%

1:	Bruce Wolff retired as a Director effective May 29, 2019